Financial Statement Schedule I - STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements
Net income	$ 65,275	$ 173,316	$ 243,887
Other comprehensive income (net of tax of nil):
Foreign currency translation adjustment	(41,786)	(75,687)	(32,440)
Comprehensive income attributable to Canadian Solar Inc.	33,291	91,948	205,649
Other comprehensive income tax	0	0	0
Parent Company
Condensed Financial Statements
Net income	65,249	171,861	239,502
Other comprehensive income (net of tax of nil):
Foreign currency translation adjustment	(31,958)	(79,913)	(33,853)
Comprehensive income attributable to Canadian Solar Inc.	33,291	91,948	205,649
Other comprehensive income tax	$ 0	$ 0	$ 0